Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 20,050	$ 22,003	$ 12,410
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	10,241	11,326
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,408	16,408
GDC licensing agreement [member] | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangibles	(6,167)	(5,082)
Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,809	10,677
Licensing Agreement [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	10,858	10,858
Licensing Agreement [Member] | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (1,049)	$ (181)